Goodwill and Intangible Assets	12 Months Ended
Oct. 31, 2019
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Goodwill and Intangible Assets
Note 11: Goodwill and Intangible Assets
Goodwill
When we complete an acquisition, we allocate the purchase price paid to the assets acquired, including identifiable intangible assets, and the liabilities assumed. Any portion of the consideration transferred that is in excess of the fair value of those net assets is considered to be goodwill. Goodwill is not amortized and is instead tested for impairment annually.
In performing the impairment test, we utilize the fair value less costs to sell for each group of CGUs based on discounted cash flow projections. Cash flows were projected for the first 10 years based on actual operating results, expected future business performance and past experience. Beyond 10 years, cash flows were assumed to grow at perpetual annual rates of up to
2.5% (3.0% in 2018). The discount rates we applied in determining the recoverable amounts in 2019 ranged from 8.0% to 11.0% (8.6% to 11.4% in 2018), and were based on our estimate of the cost of capital for each CGU. The cost of capital for each CGU was estimated using the Capital Asset Pricing Model, based on the historical betas of publicly traded peer companies that are comparable to the CGU.
There were no write-downs of goodwill due to impairment during the years ended October 31, 2019, 2018 and 2017.
The key assumptions described above may change as market and economic conditions change. However, we estimate that reasonably possible changes in these assumptions are not expected to cause the recoverable amounts of our CGUs to decline below their carrying amounts.

A continuity of our goodwill by group of CGUs for the years ended October 31, 2019 and 2018 is as follows:

(Canadian $ in millions)			Personal and Commercial Banking					Wealth Management			BMO Capital Markets		Total
	Canadian P&C		U.S. P&C		Total	Traditional Wealth Management		Insurance		Total
Balance – October 31, 2017	97		3,719		3,816	2,137		2		2,139	289		6,244
Acquisitions (disposals) during the year	–		–		–	–		–		–	54		54
Foreign exchange and other (1)	–		78		78	(8)		–		(8)	5		75
Balance – October 31, 2018	97		3,797		3,894	2,129		2		2,131	348		6,373
Acquisitions (disposals) during the year	–		–		–	–		–		–	–		–
Foreign exchange and other (1)	–		(1)		(1)	16		–		16	(48)		(33)
Balance – October 31, 2019	97	(2)	3,796	(3)	3,893	2,145	(4)	2	(5)	2,147	300	(6)	6,340

(1)	Other changes in goodwill included the effects of translating goodwill denominated in foreign currencies into Canadian dollars and purchase accounting adjustments related to prior-year purchases.
(2)	Relates primarily to bcpbank Canada, Diners Club, Aver Media LP and GE Transportation Finance.
(3)	Relates primarily to First National Bank & Trust, Ozaukee Bank, Merchants and Manufacturers Bancorporation, Inc., Diners Club, AMCORE, M&I and GE Transportation Finance.
(4)
Relates to BMO Nesbitt Burns Inc., Guardian Group of Funds Ltd., Pyrford International Limited, LGM Investments Limited, M&I, myCFO, Inc., Stoker Ostler Wealth Advisors, Inc., CTC Consulting LLC, AWMB and F&C Asset Management plc.

(5)	Relates to AIG.
(6)	Relates to Gerard Klauer Mattison, BMO Nesbitt Burns Inc., Paloma Securities L.L.C., M&I, Greene Holcomb Fisher and KGS.
Intangible Assets
Intangible assets related to our acquisitions are initially recorded at their fair value at the acquisition date and subsequently at cost less accumulated amortization. Software is recorded at cost less accumulated amortization. Amortization expense is recorded in amortization of intangible assets in our Consolidated Statement of Income. The following table presents the changes in the balance of these intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Branch distribution networks	Software – amortizing (1)	Software under development	Other	Total
Cost as at October 31, 2017	654	931	187	3,696	398	376	6,242
Additions (disposals)	35	–	–	422	94	12	563
Foreign exchange and other	(1)	20	4	9	4	(4)	32
Cost as at October 31, 2018	688	951	191	4,127	496	384	6,837
Additions (disposals)	–	–	–	718	(91)	30	657
Foreign exchange and other	72	–	–	(9)	(3)	33	93
Cost as at October 31, 2019	760	951	191	4,836	402	447	7,587

(1)	Includes $679 million of internally generated software ($416 as at October 31, 2018).
The following table presents the accumulated amortization of our intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Branch distribution networks	Software – amortizing	Software under development	Other	Total
Accumulated amortization at October 31, 2017	431	762	187	2,618	–	85	4,083
Amortization	46	51	–	387	–	19	503
Disposals	–	–	–	(20)	–	–	(20)
Foreign exchange and other	(2)	17	4	(15)	–	(5)	(1)
Accumulated amortization at October 31, 2018	475	830	191	2,970	–	99	4,565
Amortization	60	48	–	395	–	51	554
Disposals	–	–	–	(11)	–	–	(11)
Foreign exchange and other	16	–	–	7	–	32	55
Accumulated amortization at October 31, 2019	551	878	191	3,361	–	182	5,163
Carrying value at October 31, 2019	209	73	–	1,475	402	265	2,424
Carrying value at October 31, 2018	213	121	–	1,157	496	285	2,272
Intangible assets are amortized to income over the period during which we believe the assets will benefit us, on either a straight-line or an accelerated basis, over a period not to exceed 15 years. We have $168 million as at October 31, 2019 ($165 million as at October 31, 2018) in intangible assets with indefinite lives that relate primarily to fund management contracts.
The useful lives of intangible assets are reviewed annually for any changes in circumstances. We test definite-life intangible assets for impairment when events or changes in circumstances indicate that their carrying value may not be recoverable. Indefinite-life intangible assets are tested annually for impairment. If any intangible assets are determined to be impaired, we write them down to their recoverable amount, the higher of value in use and fair value less costs to sell.
There were write-downs of
software-related intangible assets of $10 million during the year ended October 31, 2019 ($13 million in 2018 and $5 million in 2017).